Significant accounting estimates, judgments and assumptions in applying accounting policies (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Significant accounting estimates, judgments and assumptions in applying accounting policies
Settlement loss	€ 4,294